CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Capitalized interest	$ 44	$ 145	$ 551	$ 0